The PanAgora Institutional Funds
President's Letter
January 14, 1998

Dear Fellow Shareholders:


These are exciting investment times. As I write this letter, Asian markets are in a dramatic slide. The U.S. stock market is in a trading range, unable to reach new highs despite a huge drop in long-term interest rates. Consequently, we are pleased to present this investment review in the semi-annual report of The PanAgora Institutional Funds.

The PanAgora Institutional Funds started in 1993 to provide investors with investment vehicles in the form of mutual funds implementing specific investment strategies. The PanAgora Institutional Funds make these strategies available to institutional investors including pension funds, foundations, endowment funds, 401(k) plans and individual investors. The PanAgora Institutional Funds are a series of funds. PanAgora Asset Allocation Fund invests in a mix of U. S. stocks, bonds and cash equivalents. PanAgora International Equity Fund invests in stocks outside the U. S.

PANAGORA ASSET ALLOCATION FUND

The 1997 return for the U.S. stock market was outstanding. For the first time in history, the stock market returned greater than 20% for three years in a row. Bonds also turned in a good, though less spectacular year.

The large annual return masks the weakness in the market itself. A good first quarter ended on a sharp down note in March and early April when the Federal Reserve (Fed) raised interest rates to slow an economy growing at a 4.6% annual rate. This caused a substantial shift in market psychology and the return of market volatility which had been below average since 1992. However, the majority of the stock market's 1997 return was generated in a four month period from mid-April through early August. During that period, the S&P 500 stock index rose about 27%. This strong return was based upon Wall Street's expectation that the so-called "Goldilocks" economy will continue. The Goldilocks scenario, with which we disagree, depends upon the following conditions:

         1.  Inflation will continue at low levels (annually 2% or less).

         2.  The economy will not over-heat, but grow modestly, or even slow.

         3.  Despite   full   employment,   wages  will  not  rise   because  of
             productivity gains.

         4.  The Fed will not need to raise interest rates.

         5. Because the Fed will not raise rates, earnings will continue growing at a 10% - 15 % rate.

         6.  Good earnings growth will not cause inflation to surge.

         7. Baby Boomers will be a source of endless liquidity since they have now learned that the only way to save for their retirement is to buy and hold common stocks.

         8. Nothing unexpected will happen that cannot be handled by the Federal Reserve or the government.

This Goldilocks outlook depends upon a number of assumptions. The first assumption is that the current state of low inflation, low unemployment and strong growth is a permanent structural change. Old methods for anticipating inflation are no longer valid. Second, that the current state of economic affairs will continue indefinitely. Based on these two assumptions, stocks can sell at substantial multiples to their current earnings. In addition, the Goldilocks outlook depends on the assumption that the stock market will continue rising indefinitely because of the earnings outlook, and that any pullback will be temporary and a buying opportunity. In fact, investors are substantially justified at paying almost any price for "good" companies since their earnings prospects are practically unlimited in the "long-term."

Because of the Goldilocks scenario, stocks had a substantial run between April and early August after a rocky first quarter. However, since August, the market has made little progress. First there were a number of sell-offs in August tied to realization that the economy was growing at a much faster rate than expected. Then the Japanese Prime Minister mentioned that a continued slide in the Japanese yen might cause the Japanese to sell some of their substantial hoard of US treasuries. This resulted in a U.S. Market decline of 5.60% in August. However, continued optimism that the Fed would not raise rates resulted in yet another market rally in September erasing the August losses.

October brought a global market crisis. Southeast Asia, the world's fastest growing economic region, had a series of financial crisis tied to an excess of foreign debt and the collapse of their currencies. As the currency crisis threatened Hong Kong, the markets gyrated wildly. November, following the up-and-down pattern of the previous months, generated positive stock market gains again in the U.S. The markets began to feel that the Asian crisis was over, and would not effect us much anyway.

December was another down month until the last week when the U.S. Market once again recovered. The crisis in Asia, though, continued and widened.
South Korea was on the verge of default as their currency and markets tumbled. The Japanese stock market also dropped substantially due to a combination of factors. First, the Japanese have substantial investment and loans to Korea. Second, Japanese financial institutions began failing as bad business practices finally caught up with many firms. Yamaichi Securities, one of the largest brokerage firms in Japan and the world, went into bankruptcy. The Korean stock market and currency went into free fall, and had to be rescued by the International Monetary Fund. Reforms in both Japan and Korea were announced, but as the year came to a close, it was unclear whether the reforms were enough.

US Treasury bonds were a safe haven through the turmoil. From September through December bonds turned in substantial gains.

FUND PERFORMANCE

The Asset Allocation Fund relies on PanAgora Asset Management's US
Tactical Asset Allocation discipline which overweighted stocks in the first quarter, but reduced equities to its minimum weighting in April. With the Fed raising rates, the combination of high earnings expectations, tight monetary policy and extreme stock market valuations made stocks a very risky investment. However, the stock market rallied and relative performance suffered. From August through the end of the year, stocks gave mediocre performance, and the Fund added value. During the market meltdown in October, the PanAgora Asset Allocation Fund was one of the best performing mutual funds in the US. The purpose of tactical asset allocation is to reduce downside risk, and the Fund has followed that strategy. Stock market risk continues to be high. The economic situation has not yet been resolved. In the interim, the PanAgora Asset Allocation Fund will continue to protect principal by investing primarily in bonds and cash.

PANAGORA INTERNATIONAL EQUITY FUND

From the handover of Hong Kong to China on July 1 to the recent International Monetary Fund (IMF) bailout of South Korea, South East Asian financial markets have dominated the news. Investors' concerns pertaining to the viability of China's "one country, two systems" plan for Hong Kong were soon replaced with questions concerning the future of the Hong Kong dollar. The devaluation of the Thai baht triggered a speculative attack on the region's currencies. Although the U.S. dollar/Hong Kong dollar peg was not broken, all other south east Asian currencies were devalued. This led to IMF bailout packages for Thailand, Indonesia, and South Korea. The market turmoil spread to Australia, New Zealand, and Japan. Fortunately, the Fund held underweight positions in Australia, Hong Kong, Japan, Malaysia, and Singapore.

Our strategic position in emerging markets detracted from performance as the South East Asian crisis spreads to other emerging markets, causing emerging markets as a group, to significantly underperform our MSCI EAFE GDP benchmark (MSCI EAFE GDP is the Morgan Stanley Capital International Europe Australia Far East Index weighted by the Gross Domestic Product of each country). However, we remain committed to this emerging market strategy because these markets, over the long term, offer potential for exceptional growth.

In the developed markets, the Fund continues to underweight the Pacific countries such as Japan, Hong Kong, and Malaysia. The recent negative sentiment surrounding the region's massive financial and economic restructuring overwhelms attractive valuation measures. Conversely, a stronger U.S. dollar, strengthening economies, improving prospects for European Monetary Union and accelerating corporate restructurings are expected to provide significant support for European equity markets. The Fund is currently holding overweight positions in countries such as Austria, Norway, Finland, Italy, and Spain.

Thank you for your continuing interest in The PanAgora Institutional Funds. We look forward to serving you.

Sincerely,


Richard A. Crowell
President
The PanAgora Institutional Funds

PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)

                                                                           SHARE                     MARKET          PERCENT OF
DESCRIPTION                                                               AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK

AIRLINES
AMR Corp.                                                                         700             $       84,831
US Airways Group, Inc.*                                                         1,200                     66,150
                                                                                                  ---------------
                                                                                                         150,981         0.4%
                                                                                                  ---------------
AUTOMOTIVE
Ford Motor Co                                                                   3,800                    163,400
General Motors Corp                                                             2,400                    146,400
                                                                                                  ---------------
                                                                                                         309,800         0.8%
                                                                                                  ---------------
BANKING
BankAmerica Corp                                                                  600                     43,800
Bankers Trust New York Corp                                                     1,000                    118,563
Barnett Banks, Inc                                                                200                     14,075
Chase Manhattan Corp                                                              724                     78,645
Citicorp                                                                          600                     71,962
First Chicago NBD Corp                                                            762                     59,627
FIRSTPLUS Financial Group, Inc. (a)*                                            1,200                     45,750
Golden West Financial Corp                                                        500                     44,812
Nationsbank Corp                                                                  900                     54,056
Norwest Corp                                                                    2,200                     82,362
PNC Bank Corp                                                                   1,100                     59,194
Wells Fargo & Co                                                                  100                     30,725
                                                                                                  ---------------
                                                                                                         703,571         1.9%
                                                                                                  ---------------
BEVERAGES, FOOD & TOBACCO
Coca-Cola Co                                                                    2,600                    162,500
Philip Morris Co., Inc                                                          4,400                    191,400
Procter & Gamble Co                                                             1,000                     76,313
RJR Nabisco Holdings Corp                                                       3,000                    109,312
Sbarro, Inc                                                                       500                     14,000
UST, Inc                                                                        1,100                     33,962
Whitman Corp                                                                      600                     15,788
Wrigley, William Jr., Co                                                          900                     71,213
                                                                                                  ---------------
                                                                                                         674,488         1.8%
                                                                                                  ---------------
BUILDING & CONSTRUCTION
Centex Corp                                                                     1,700                    107,737
Foster Wheeler Corp                                                             1,100                     33,894
                                                                                                  ---------------
                                                                                                         141,631         0.4%
                                                                                                  ---------------
CHEMICALS
EI Dupont de Nemours & Co                                                         800                     48,450
Hercules, Inc                                                                   1,200                     58,274
Lubrizol Corp                                                                     900                     35,100
Nalco Chemical                                                                  1,500                     58,219
Premark International, Inc                                                      1,900                     49,638
Solutia, Inc                                                                       80                      1,825
Thiokol Corp                                                                    1,000                     82,625
                                                                                                  ---------------
                                                                                                         334,131         0.9%
                                                                                                  ---------------
COMMERCIAL SERVICES
Gibson Greetings, Inc                                                           1,700                     39,737
Olsten Corp                                                                     3,900                     58,013
                                                                                                  ---------------
                                                                                                          97,750         0.3%
                                                                                                  ---------------

              See accompanying notes to the financial statements.              1

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                                           SHARE                     MARKET          PERCENT OF
DESCRIPTION                                                               AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS
Bay Networks*                                                                     700             $       21,044
Northern Telecom Ltd.(a)                                                          600                     53,888
                                                                                                  ---------------
                                                                                                          74,932         0.2%
                                                                                                  ---------------
COMPUTER EQUIPMENT
Applied Magnetics Corp(a)*                                                        900                     15,188
Autodesk, Inc                                                                     400                     15,375
Compaq Computer                                                                   560                     34,965
Dell Computer Corp.*                                                              300                     25,256
International Business Machine Corp                                             1,000                    109,562
Oracle Corp.*                                                                   1,525                     50,802
Silicon Graphics, Inc.*                                                         2,200                     28,875
                                                                                                  ---------------
                                                                                                         280,023         0.7%
                                                                                                  ---------------
COMPUTER SOFTWARE & PROCESSING
3 Com Corp.*                                                                      500                     18,125
Adobe Systems, Inc                                                              2,000                     84,000
Cisco Systems, Inc.*                                                              600                     51,750
Computer Associates International, Inc                                            900                     46,856
CUC International, Inc.(a)                                                      3,750                    107,813
EMC Corp.*                                                                        400                     12,125
Microsoft Corp                                                                  2,200                    311,300
Netscape Communications Corp                                                       46                      1,311
Remedy Corp                                                                       600                     26,175
                                                                                                  ---------------
                                                                                                         659,455         1.8%
                                                                                                  ---------------
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co                                                              600                     40,088         0.1%
                                                                                                  ---------------

DIVERSIFIED
Aeroquip-Vickers, Inc                                                           1,700                     86,806
Corning, Inc                                                                      300                     12,731
                                                                                                  ---------------
                                                                                                          99,537         0.3%
                                                                                                  ---------------
ELECTRIC UTILITIES
DQE, Inc                                                                        1,200                     39,825
Entergy Corp                                                                    3,500                     91,000
GPU, Inc                                                                        2,700                    106,650
Niagara Mohawk Power Corp.*                                                     1,300                     12,431
Texas Utilities Co                                                              1,200                     48,000
                                                                                                  ---------------
                                                                                                         297,906         0.8%
                                                                                                  ---------------
ELECTRONICS
General Electric Co                                                             4,200                    309,750
Intel Corp                                                                      2,300                    178,538
Texas Instruments                                                                 400                     19,700
                                                                                                  ---------------
                                                                                                         507,988         1.3%
                                                                                                  ---------------
ENERGY SERVICES
PG&E Corp                                                                         700                     19,775         0.1%
                                                                                                  ---------------

ENTERTAINMENT & LEISURE
Kingworld Productions, Inc                                                      1,400                     76,125
Walt Disney Company                                                             1,700                    161,394
                                                                                                  ---------------
                                                                                                         237,519         0.6%
                                                                                                  ---------------

              See accompanying notes to the financial statements.              2

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                                           SHARE                     MARKET          PERCENT OF
DESCRIPTION                                                               AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES
Asarco, Inc                                                                     1,200             $       29,850
A.G. Edwards, Inc                                                               1,300                     44,038
Bear Stearns Companies, Inc                                                     1,400                     58,100
Beneficial Corp                                                                   800                     62,100
Green Tree Financial Corp.(a)                                                   1,100                     33,688
J. P. Morgan & Co.,Inc                                                            900                    102,768
MBNA Corp                                                                         487                     12,936
Merrill Lynch & Co., Inc                                                        1,200                     84,225
MGIC Investment Corp                                                            1,600                     93,500
Morgan Stanley, Dean Witter, Discover & Co                                        480                     26,070
Paine Webber Group, Inc                                                           900                     30,262
Salomon, Inc                                                                    1,600                    133,400
                                                                                                  ---------------
                                                                                                         710,937         1.9%
                                                                                                  ---------------
HEALTH CARE
Shared Medical                                                                    400                     25,600         0.1%
                                                                                                  ---------------

HEAVY MACHINERY
Applied Materials, Inc                                                          1,400                     46,200
Caterpillar, Inc                                                                  800                     38,350
Cincinnati Milacron                                                               600                     17,738
                                                                                                  ---------------
                                                                                                         102,288         0.3%
                                                                                                  ---------------
INSURANCE
Allstate Corp                                                                     870                     74,711
American International Group, Inc                                                 300                     30,244
Cigna Corp                                                                        200                     33,450
Conseco, Inc                                                                      400                     18,625
St. Paul Companies                                                                900                     72,000
TIG Holdings, Inc                                                               1,800                     57,938
Torchmark Corp                                                                  1,200                     48,975
Travelers, Inc                                                                  1,950                     98,475
Unum Corp                                                                         300                     14,231
USF&G Corp                                                                        700                     14,131
                                                                                                  ---------------
                                                                                                         462,780         1.2%
                                                                                                  ---------------
LODGING
Hilton Hotels                                                                     700                     21,788
Marriott International, Inc                                                       300                     21,731
                                                                                                  ---------------
                                                                                                          43,519         0.1%
                                                                                                  ---------------
MANUFACTURING
Tyco International Ltd                                                            800                     31,400         0.1%
                                                                                                  ---------------

MEDICAL SUPPLIES
Baxter International, Inc                                                         400                     20,250
Becton Dickinson & Co                                                             900                     46,406
Guidant Corp                                                                      600                     38,550
Medtronic, Inc                                                                  1,000                     47,750
                                                                                                  ---------------
                                                                                                         152,956         0.4%
                                                                                                  ---------------
METALS & MINING
Phelps Dodge Corp                                                                 600                     39,750
USX-US Steel Group, Inc                                                         2,700                     84,544
                                                                                                  ---------------
                                                                                                         124,294         0.3%
                                                                                                  ---------------



              See accompanying notes to the financial statements.              3

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                                           SHARE                     MARKET          PERCENT OF
DESCRIPTION                                                               AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT
Xerox Corp                                                                        200             $       15,537         0.0%
                                                                                                  ---------------

OIL & GAS
Amerada Hess Corp                                                                 100                      5,600
Amoco Corp                                                                        200                     18,000
Chevron Corp                                                                      800                     64,150
Devon Energy Corporation                                                          600                     23,325
Enron Corp                                                                        800                     31,000
Exxon Corp                                                                      3,100                    189,100
Mobil Corp                                                                        600                     43,163
Oneok Inc                                                                       1,400                     52,325
Oryx Energy Co.*                                                                  600                     16,200
Rowan Companies, Inc.*                                                          1,000                     34,000
Royal Dutch Petroleum Co.(a)                                                    3,800                    200,212
Santa Fe Energy Resources, Inc.*                                                1,200                     13,425
Schlumberger Ltd                                                                  400                     32,925
Sun Company, Inc                                                                  800                     32,350
Tenneco, Inc                                                                      500                     21,655
Texaco, Inc                                                                     1,390                     78,508
USX-Marathon Group                                                              1,500                     51,375
                                                                                                  ---------------
                                                                                                         907,313         2.4%
                                                                                                  ---------------
PACKAGING & CONTAINERS
Ball Corp                                                                       1,600                     61,600         0.2%
                                                                                                  ---------------

PERSONAL CARE PRODUCTS
Ecolab, Inc                                                                     1,400                     71,400
Gillette Co                                                                       700                     64,618
Johnson & Johnson                                                               1,400                     88,113
                                                                                                  ---------------
                                                                                                         224,131         0.6%
                                                                                                  ---------------
PHARMACEUTICALS
Abbott Laboratories                                                               500                     32,500
Allergan, Inc                                                                     900                     30,488
Alza Corp. Class A.*                                                            3,000                     80,063
Bristol-Myers Squibb Co                                                         1,300                    121,713
Crescendo Pharmaceuticals Corp.*                                                  150                      1,716
Eli Lilly & Co                                                                    600                     37,837
Interneuron Pharmaceuticals, Inc                                                1,400                     16,712
Merck & Co., Inc                                                                1,200                    113,475
Pfizer, Inc                                                                     1,500                    109,125
Pharmacia & Upjohn, Inc                                                            25                        843
Schering-Plough Corp                                                              400                     25,075
Warner-Lambert Company                                                            300                     41,963
                                                                                                  ---------------
                                                                                                         611,510         1.6%
                                                                                                  ---------------
RESTAURANTS
Boston Chicken, Inc.(a)                                                         3,500                     28,109
Tricon Global Restaurants, Inc                                                    120                      4,058
                                                                                                  ---------------
                                                                                                          32,167         0.1%
                                                                                                  ---------------


              See accompanying notes to the financial statements.              4

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                                           SHARE                     MARKET          PERCENT OF
DESCRIPTION                                                               AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
RETAILERS
Dayton-Hudson Corp                                                              1,500             $       99,656
Gap Inc                                                                           600                     32,213
Home Depot                                                                      2,850                    159,422
Lowe's Co., Inc.(a)                                                             2,100                     96,468
Office Depot, Inc                                                               2,600                     61,425
Sears Roebuck                                                                     800                     36,650
Tech Data Corp                                                                    800                     32,300
TJX Companies, Inc                                                              1,800                     62,100
                                                                                                  ---------------
                                                                                                         580,234         1.5%
                                                                                                  ---------------
TELECOMMUNICATION
Airtouch Communications, Inc                                                    2,900                    113,825
Alltel Corp                                                                     1,200                     47,700
Andrew Corp                                                                       838                     22,194
Cabletron Systems, Inc.*                                                        2,000                     46,000
Lucent Technologies                                                             1,100                     88,138
Tellabs, Inc                                                                      500                     26,000
                                                                                                  ---------------
                                                                                                         343,857         0.9%
                                                                                                  ---------------
TELEPHONE SYSTEMS
Ameritech Corp                                                                    300                     23,119
AT & T Corp                                                                     2,300                    128,512
Bell Atlantic Corp                                                              1,548                    138,158
BellSouth Corp                                                                    700                     38,325
SBC Communications, Inc                                                           400                     29,125
Worldcom, Inc                                                                   1,200                     38,400
                                                                                                  ---------------
                                                                                                         395,639         1.0%
                                                                                                  ---------------
TEXTILES & APPAREL
Stride Rite Corp                                                                1,900                     22,681         0.1%
                                                                                                  ---------------

TRANSPORTATION
Tidewater, Inc                                                                    900                     50,456         0.1%
                                                                                                  -------------------------

TOTAL  COMMON STOCK (Cost $8,419,384)                                                                  9,528,474        25.3%
                                                                                                  ---------------


              See accompanying notes to the financial statements.              5

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                            MATURITY       FACE                     MARKET          PERCENT OF
DESCRIPTION                                       RATE        DATE        AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT

US GOVERNMENT OBLIGATIONS
US Treasury Note (b)                             5.875%     10/31/98       $  810,000             $      811,013
US Treasury Note (b)                             6.375%     01/15/99          925,000                    931,070
US Treasury Note (b)                             6.875%     07/31/99          220,000                    223,575
US Treasury Note                                 6.000%     08/15/99          950,000                    952,969
US Treasury Note (b)                             5.875%     11/15/99          855,000                    856,335
US Treasury Note (a) (b)                         8.500%     02/15/2000        285,000                    300,497
US Treasury Note                                 6.750%     04/30/2000        500,000                    510,312
US Treasury Note                                 8.750%     08/15/2000        450,000                    482,203
US Treasury Note                                 7.750%     02/15/2001        450,000                    474,609
US Treasury Note                                 8.000%     05/15/2001        175,000                    186,429
US Treasury Note (a)                             6.250%     10/31/2001        400,000                    405,000
US Treasury Note (a)                             7.500%     05/15/2002        675,000                    716,976
US Treasury Note (a)                             5.750%     08/15/2003        275,000                    273,195
US Treasury Note (a)                             6.625%     05/15/2007        200,000                    210,125
US Treasury Bond (b)                            10.750%     08/15/2005        320,000                    413,800
US Treasury Bond (b)                             9.375%     02/15/2006        655,000                    799,919
US Treasury Bond (b)                             7.875%     11/15/2007        900,000                    979,313
US Treasury Bond (b)                            10.625%     08/15/2015        250,000                    371,172
US Treasury Bond (b)                             8.750%     05/15/2017        425,000                    549,844
US Treasury Bond                                 8.875%     08/15/2017        395,000                    517,450
US Treasury Bond (b)                             7.875%     02/15/2021        302,000                    365,420
US Treasury Bond (a) (b)                         6.250%     08/15/2023        105,000                    106,444
US Treasury Bond (b)                             6.875%     08/15/2025        395,000                    433,512
US Treasury Bond (a) (b)                         6.000%     02/15/2026        470,000                    461,481

                                                                                                  ---------------
TOTAL  LONG-TERM DEBT (COST $12,073,392)                                                              12,332,663        32.7%
                                                                                                  ---------------------------

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Bank of Ireland                                  5.50%      12/01/97        3,148,381                  3,148,381         8.3%
                                                                                                  ---------------

REPURCHASE AGREEMENT
IBT Repurchase Agreement 5.22%, dated
11/28/97, to be repurchased at $9,049,511
on 12/1/97, collateralized by Federal
National Mortgage Association with rates
of 6.48% and 7.414% and maturity dates of
7/11/02 and 7/01/24, with an aggregate
market value of $9,498,014.                                                 9,045,576                  9,045,576        24.0%
                                                                                                  ---------------


              See accompanying notes to the financial statements.              6

PANAGORA ASSET ALLOCATION FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                            MATURITY       FACE                     MARKET          PERCENT OF
DESCRIPTION                                       RATE        DATE        AMOUNT                  VALUE (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT OBLIGATIONS
US Treasury Bill (b)                             4.765%     12/18/97        1,175,000                  1,161,936         3.1%
                                                                                                    ---------------

TOTAL  SHORT-TERM INVESTMENTS (at Amortized Cost)                                                     13,355,893        35.4%
                                                                                                    ------------------------

TOTAL INVESTMENTS  (Cost $33,848,669)                                                                 35,217,030        93.4%

Excess of Other Assets over Liabilities                                                                2,482,816         6.6%
                                                                                                    -------------------------

NET ASSETS                                                                                          $ 37,699,846       100.0%
                                                                                                    =========================

Notes to the Portfolio of Investments

(a)  All or a portion of this security is on loan.
(b)  This security is held as collateral for open futures contracts.
 *   Non-income producing security.


              See accompanying notes to the financial statements.              7

PANAGORA ASSET ALLOCATION FUND
SCHEDULE OF OPEN FUTURES CONTRACTS
NOVEMBER 30, 1997 (UNAUDITED)



                                                                                                                  Net Unrealized
   Number of                                                                                                       Appreciation
   Contracts            Type                                    Expiration Date           Contract Value          (Depreciation)
----------------   -----------------------------------    ----------------------------   ------------------     -------------------
LONG:

      22           Standard & Poor's 500 Index                    March 1998              $      5,309,700      $         (106,000)
      29           U.S. Treasury Note 10 Year Index               March 1998                     3,229,875                   5,757
                                                                                                                ===================
                                                                                                                $         (100,243)
                                                                                                                ===================


SHORT:

      43           Standard & Poor's 500 Index                   December 1997            $     10,266,250      $         (114,612)
      14           U.S. Treasury Bond 10 Year Index              December 1997                   1,562,750                  (4,375)
                                                                                                                ===================
                                                                                                                $         (118,987)
                                                                                                                ===================

              See accompanying notes to the financial statements.              8

PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (UNLESS OTHERWISE INDICATED)

ARGENTINA
Astra Cia Argentina Depetro                                     1,365                 $              2,335
Banco Frances Del Rio Plata                                       529                                4,763
Banco Galicia Y Buenos Aires                                    1,128                                6,601
Ciadea                                                          1,054                                1,403
Molinos Rio De La Plata                                           423                                  931
Perez Companc SA                                                3,589                               25,563
Siderar S.A.I.C                                                   360                                1,523
Siderca SA                                                      2,413                                6,614
Telefonica de Argentina B                                       6,142                               20,337
YPF Sociedade Anonima                                             921                               31,049
                                                                                      ---------------------
                                                                                                   101,119            0.4%
                                                                                      ---------------------
AUSTRIA
Austria Mikro Systeme International AG                            250                               15,109
Austrian Airlines AG *                                          2,500                               53,387
Bank Austria AG-Participating Certificate                         200                                4,916
Bank Austria AG-Preferred EM.II                                 1,464                               60,167
Bank Austria AG-Preferred                                         600                               24,900
Bank Austria AG EM.II                                           2,628                              121,875
Bank Austria AG                                                 4,210                              196,769
Bau Holding AG                                                    400                               22,886
Bbag Oest Brau Beteiligungs AG                                    600                               29,010
Boehler-Uddeholm AG                                               750                               50,647
BWT AG                                                            150                               23,389
Constantia Iso Holding AG                                         133                                6,109
Constantia Verpack AG                                              67                                3,707
EA-Generali AG                                                    500                              118,055
Flughafen Wien AG                                               1,450                               59,089
Lenzing AG *                                                      100                                5,439
Mayr-Melnhof Karton AG                                            800                               44,804
OEMV AG                                                         2,000                              260,268
Oest Elektrizatswirts AG - Class A                              2,290                              183,429
Radex-Heraklith Industrial AG                                   1,130                               40,977
Steyr-Daimler-Puch AG                                             900                               25,638
Universale Bau AG                                                 100                                3,546
Va Technologie AG                                               1,050                              158,141
Wienerberger Baustoff Industrie AG                                500                               97,165
                                                                                      ---------------------
                                                                                                 1,609,422            6.2%
                                                                                      ---------------------
BELGIUM
Bekaert SA                                                         13                                8,080
Cie Belge de Paribas                                              151                                6,326
Cimentaries CBR-Strips                                             20                                    2
Cimenteries CBR Cementbed                                         130                               11,643
Delhaize-Le Lion SA-Preferred                                     299                               15,114
Electrabel SA-Strip                                                58                                   18
Electrabel (a)                                                    323                               72,231
Fortis AG                                                         215                               42,764
GBL Group                                                         139                               21,041
Generale De Banque SA                                              88                               36,385


              See accompanying notes to the financial statements.              9

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
BELGIUM - (CONTINUED)
Gevaert NV                                                        151                 $              6,513
Glaverbel                                                          40                                5,692
Kredietbank NPV                                                    77                               31,043
Kredietbank NV                                                     10                                4,004
Petrofina SA NPV                                                  139                               53,652
Reunies Electrobel & Tractebel-Strip                               65                                    2
Reunies Electrobel & Tractebel                                    405                               34,714
Royal Belge SA-Strip                                               96                                    8
Royal Belge                                                        96                               25,292
Solvay Et Cie A NPV                                               500                               30,014
The Union Miniere Group *                                         149                               10,725
Tractebel Put Warrants                                             81                                  414
                                                                                      ---------------------
                                                                                                   415,677            1.6%
                                                                                      ---------------------
BRAZIL
Aracruz Celulose-Preferred                                      1,000                                1,424
Banco Bradesco SA-Preferred                                 1,400,000                               10,336
Banco Itau SA-Preferred                                        26,000                               11,625
Cia Cervejaria Brahma-Preferred                                 8,000                                5,301
Cia Energetica De Minas Gerais-Preferred                      195,000                                9,492
Cia Souza Cruz Industry e Commerce                              1,000                                7,753
Electrobras-Preferred                                          30,000                               14,739
Electrobras                                                    78,000                               36,423
Patroleo Brasile-Preferred                                     55,000                               12,048
Telebras-Preferred                                            479,000                               50,262
Usiminas-Preferred                                                370                                2,368
Vale Rio Doce-Preferred B                                         500                                8,970
White Martins SA*                                               2,709                                3,663
                                                                                      ---------------------
                                                                                                   174,404            0.7%
                                                                                      ---------------------
CHILE
Chilgener SA ADR                                                1,070                               26,750
Cia de Telecomunicaciones de Chile SA ADR (a)                   2,645                               71,580
Empresa Nacional de Electricidad ADR (a)                        1,200                               22,275
Enersis SA ADR                                                  1,690                               50,489
Madeco SA ADR                                                     400                                6,750
Maderas Y Sinteticos Sociedad ADR                                 500                                5,000
Quimica Y Minera Chile SA ADR                                     200                                9,200
                                                                                      ---------------------
                                                                                                   192,044            0.7%
                                                                                      ---------------------
DENMARK
Investeringsselskab AF                                              1                                   46            0.0%
                                                                                      ---------------------

FINLAND
Amer-Yhthymae Oy A *                                            1,000                               20,994
Cultor Oy 1                                                       525                               28,047
Cultor Oy 2                                                       275                               14,485
Instrumentarium Group A                                           550                               18,145
Kemira Oy                                                       4,600                               43,976
Kesko Oy                                                        3,225                               45,944
Kone Corp. B                                                      235                               26,430


              See accompanying notes to the financial statements.             10

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
FINLAND - (CONTINUED)
Merita Ltd. A                                                  25,950                 $            131,337
Metra Oy A                                                        500                               12,653
Metra Oy B                                                      1,425                               34,725
Nokia AB A                                                      6,900                              553,578
Nokia AB K                                                      2,625                              210,600
Outokumpo Oy A                                                  4,425                               60,966
Pohjola Insurance Co. A                                           750                               27,836
Pohjola Insurance Co. B                                           725                               27,316
Sampo Insurance Co. Ltd. A                                      1,610                               50,098
Stockmann AB A                                                    300                               18,558
Stockmann AB B                                                    275                               16,903
UPM-Kymmeme Corp                                                8,525                              182,972
                                                                                      ---------------------
                                                                                                 1,525,563            5.9%
                                                                                      ---------------------
FRANCE
Accor SA                                                          135                               25,508
Air Liquide                                                       305                               47,972
Alcatel Alsthom                                                   697                               87,325
AXA Co                                                          1,300                               94,290
Banque National de Paris                                          950                               46,322
BIC                                                               250                               17,341
Bouygues                                                          100                               10,108
Canal Plus                                                        100                               17,388
Carrefour Supermarche                                             135                               72,203
Casino Etabl Econ                                                 185                               10,248
Cie Generale des Eaux                                             524                               69,199
Compagnie Bancaire                                                110                               16,426
Compagnie de Saint Goban                                          370                               50,240
Compagnie Financiere de Suez                                   14,500                               37,315
Compagnie Financiere Paribas                                      625                               45,131
Compagnie Gen De Eaux-Warrants                                    524                                  320
Comptoirs Modernes                                                 15                                7,327
Eridania Beghin                                                   100                               15,542
Essilor International SAY                                          70                               19,507
Euro Disneyland Sca *                                             100                                  133
Euro Disneyland Sca-Warrants*                                     600                                   62
France Telecom SA                                               3,170                              116,354
Groupe Danone                                                     325                               51,833
Havas SA                                                          275                               17,949
Imetal                                                            100                               11,851
Lafarge Coppee                                                    355                               23,440
Lagardere Groupe                                                  700                               20,147
Legrand SA                                                        125                               23,809
L'Oreal                                                           300                              114,790
LVMH Co                                                           380                               65,495
Lyonnaise des Eaux-Dumez                                          275                               29,565
Michelin B                                                        550                               29,612
Pernod-Ricard                                                     250                               12,698
Peugeot SA                                                        225                               25,409
Primagaz Cie                                                      100                                8,310


              See accompanying notes to the financial statements.             11

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
FRANCE - (CONTINUED)
Printemps                                                          59                 $             30,167
Promodes                                                          100                               36,739
Rhone Polenc                                                    1,550                               69,648
Sagem SA                                                           30                               13,506
Sanofi SA                                                         425                               42,526
Schneider SA                                                      550                               29,425
SEITA                                                             275                                9,773
Sidel SA                                                          175                                9,946
Simco                                                              85                                6,044
Societe Eurafrance SA                                              30                               12,088
Societe Generale                                                  400                               52,553
Societe National Elf-Aquitaine                                  1,040                              120,614
Sodexho                                                            15                                7,992
Sodexho-Rights                                                     15                                  211
Technip SA                                                         75                                7,771
Thomson CSF                                                       650                               18,796
Total Cie Francaise Petroles                                    1,025                              107,594
Usinor Sacilor                                                    600                                9,427
Valeo SA                                                          300                               19,829
                                                                                      ---------------------
                                                                                                 1,845,818            7.1%
                                                                                      ---------------------
GERMANY
Aachen Und Muenchener Betei                                        50                               51,254
Adidas AG                                                         350                               49,285
Allianz Holdings AG                                             1,700                              403,145
BASF AG                                                         4,550                              160,884
Bayer AG                                                        5,350                              197,872
Bayer Hypoth-Und Wechsel Bank AG                                1,700                               73,693
Bayerische Vereins Bank AG                                      2,000                              118,714
Beiersdorf AG                                                     500                               20,966
Bilfinger & Berger Bau AG                                         300                               11,033
CKAG Colonia Konzern AG                                           150                               12,665
Continental AG                                                    600                               15,181
Daimler Benz AG                                                 3,800                              268,945
Degussa AG                                                        500                               23,176
Deutsche Bank AG(a)                                             3,950                              253,149
Deutsche Telekom AG                                            15,900                              322,099
Douglas Holding AG                                                300                               10,880
Dresdner Bank AG                                                3,650                              141,470
Heidelberger Zement AG                                            275                               21,504
Hochtief AG                                                       450                               18,615
Karstadt AG                                                        70                               24,315
Linde AG                                                           50                               31,138
Lufthansa AG                                                    2,300                               43,661
MAN AG                                                             70                               20,824
Mannesmann AG                                                     300                              139,567
Merck KGaA                                                      1,450                               52,750
Metro AG                                                        1,720                               78,946
Muenchener Rueckversicherungs-Gesellschaft                        590                              184,213
Preussag AG                                                       100                               28,588


              See accompanying notes to the financial statements.             12

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
GERMANY - (CONTINUED)
PWA AG (Papierwerke Waldhof-Aschaffenburg)                        100                 $             19,210
RWE AG-Preferred                                                1,400                               56,365
RWE AG                                                          2,550                              124,917
SAP AG Vorzug Preferred                                           350                              107,692
SAP AG                                                            400                              116,277
Schering AG                                                       450                               44,114
SGL Carbon AG                                                     150                               19,337
Siemens AG                                                      4,100                              240,575
Thyssen AG                                                        220                               52,359
Veba AG                                                         3,650                              216,756
Viag AG                                                           200                              101,567
Volkswagen AG-Preferred                                            50                               22,723
Volkswagen AG-Rights                                              200                                    0
Volkswagen AG                                                     200                              113,331
                                                                                      ---------------------
                                                                                                 4,013,755           15.5%
                                                                                      ---------------------
GREAT BRITAIN
Abbey National                                                  1,450                               22,889
Arjo Wiggins Appleton PLC                                       1,433                                4,080
Associated British Foods PLC                                    2,000                               18,380
Barclay's PLC                                                   1,500                               36,086
Bass PLC                                                        1,100                               15,752
BG PLC                                                          3,706                               16,947
BOC Group PLC                                                   1,000                               16,030
Boots Co. PLC                                                   1,100                               16,123
British Aerospace PLC                                             500                               13,629
British Airways PLC                                             1,300                               11,838
British Petroleum Co. PLC                                       6,200                               84,912
British Sky Broadcasting PLC                                    1,700                               12,602
British Steel PLC                                               4,000                                9,316
British Telecommunications PLC                                  5,800                               44,752
BTR Limited                                                     3,900                               13,469
B.A.T. Industries                                               2,900                               25,992
Cable & Wireless                                                2,200                               19,549
Cadbury Schweppes PLC                                           1,300                               13,425
Centrica PLC *                                                  4,200                                6,138
Commercial Union PLC                                            1,100                               15,103
EMI Group PLC                                                   1,300                                9,768
General Electric Co. PLC                                        2,166                               14,158
GKN PLC                                                           550                               11,925
Glaxo Wellcome PLC                                              3,408                               78,945
Granada Group PLC                                               1,000                               14,219
Grand Metropolitan PLC                                          2,100                               19,069
Great Universal Stores                                          1,100                               12,972
Guinness PLC                                                    2,200                               19,903
Hanson Trust PLC                                                2,131                               10,806
HSBC Holdings PLC (Frankfurt)                                   1,700                               43,740
HSBC Holdings PLC (London)                                        900                               23,157
Imperial Chemical Industries                                    1,200                               17,521


              See accompanying notes to the financial statements.             13

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN - (CONTINUED)
Kingfisher PLC                                                  1,200                 $             16,638
Land Securities PLC                                             1,000                               16,224
Legal & General Group PLC                                       1,900                               16,165
Lloyds TSB Group PLC                                            5,000                               57,490
Marks & Spencer PLC                                             2,800                               29,011
National Grid Group PLC                                         3,000                               15,112
National Power PLC                                              1,400                               13,338
Pearson PLC                                                     1,000                               13,899
Peninsular & Orient Steam Navigation Co                         1,000                               10,799
Prudential Corp                                                 2,000                               21,766
Railtrack Group PLC                                             1,000                               16,763
Reed International PLC                                          1,400                               14,824
Reuters Holdings PLC                                            1,800                               20,257
Rolls Royce PLC                                                 3,000                               11,978
Royal Bank of Scotland Group PLC                                1,300                               14,915
Royal & Sun Alliance Insurance Group PLC                        1,800                               16,345
RTZ Corp                                                        1,750                               21,227
Safeway PLC                                                     2,000                               10,917
Sainsbury PLC                                                   2,200                               18,068
Schroders PLC                                                     400                               11,496
Scottish Power PLC                                              2,200                               17,790
Scottish & Newcastle PLC                                        1,200                               14,095
SmithKline Beecham PLC                                          6,272                               62,025
Tesco PLC                                                       2,500                               20,153
Unilever Limited                                                3,600                               28,308
United Utilities PLC                                            1,000                               12,804
Vodafone Group PLC                                              3,347                               22,245
Williams PLC                                                    5,306                               28,784
Zeneca Group PLC                                                  900                               28,657
                                                                                      ---------------------
                                                                                                 1,295,288            5.0%
                                                                                      ---------------------
GREECE
Aluminum of Greece SA                                             150                                8,680
Commercial Bank of Greece                                         280                               11,102
Credit Bank Greece                                                281                               16,905
Ergo Bank SA                                                      180                                9,750
Hellas Can SA                                                     100                                1,444
Hellenic Bottling Co                                              760                               17,893
Hellenic Telecommunications Organization SA                     2,580                               50,775
Heracles General Cement Co                                        340                                6,937
Intracom SA                                                       200                                9,750
National Bank of Greece SA *                                      100                                9,360
Titan Cement Co                                                   160                                7,511
                                                                                      ---------------------
                                                                                                   150,107            0.6%
                                                                                      ---------------------
HUNGARY
Danubius Hotel & Spa Rt. *                                        300                                9,016
Gedeon Richter Rt                                                 250                               23,623
MOL Magyar Olaj-es Gazipari Rt                                  1,250                               26,318
OTP Bank Rt                                                       400                               12,482
                                                                                      ---------------------
                                                                                                    71,439            0.3%
                                                                                      ---------------------

              See accompanying notes to the financial statements.             14

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
INDONESIA
Bank Internasional Indonesia                                   39,751                 $              5,177
Barito Pacific Timber                                           9,500                                4,037
PT Astra International Inc                                     14,000                                7,293
PT Gudang Garam                                                10,000                               21,247
PT Indah Kiat Pulp & Paper                                     12,485                                2,909
PT Indocement Tunggal Prakarsa                                 18,000                                7,772
PT Indosat                                                      6,000                               13,612
PT Telekomunikasi Indonesia                                    33,000                               24,202
Unilever                                                          500                                3,461
                                                                                      ---------------------
                                                                                                    89,710            0.3%
                                                                                      ---------------------
IRELAND
Allied Irish Banks PLC                                            300                                2,624
CRH PLC                                                           100                                1,171
Fyffes PLC                                                        100                                  153
Irish Life PLC                                                    100                                  511
James Crean PLC                                                 2,500                                4,929
Kerry Group PLC                                                    55                                  603
Smurfit, Jefferson Group                                          400                                1,156
Woodchester Investments PLC                                    12,300                               44,675
                                                                                      ---------------------
                                                                                                    55,822            0.2%
                                                                                      ---------------------
ITALY
Alleanza Assicuraz                                                278                                1,356
Arnoldo Mondadori Editore SPA                                   2,200                               17,361
Assicurazione Generali                                         16,315                              365,810
Banca Popolare Di Milano                                        4,000                               21,926
Banco Ambrosiano Veneto-Rights                                 11,400                               41,187
Banco Ambrosiano Veneto                                        11,400                               37,289
Bank Commerciale Italiana (a)                                  38,400                              109,876
Benetton                                                        4,160                               63,632
Bulgari SPA                                                     5,200                               26,374
Burgo (Caritere) SPA                                            1,700                               10,002
Credito Italiano (a)                                           47,000                              128,556
Edison SPA                                                     13,700                               74,185
Eni SPA (a)                                                   147,850                              861,500
Falck Acciaierie & Ferriere Lombarde                            3,000                               13,034
Fiat Italian (Private Placement)                               22,000                               33,728
Fiat SPA - RNC                                                 16,830                               26,532
Fiat SPA                                                       67,600                              195,540
Istituto Banc San Paolo Torina                                 14,500                              120,082
Istituto Mobiliare Italiano                                    12,600                              131,390
Istituto Nazionale Delle Assic                                 73,500                              127,308
Italcenenti Fabbriche Riunit                                    2,100                               13,363
Italgas                                                        13,600                               52,652
Magnetti Marelli SPA                                            5,600                                9,120
Marzotto & Figi SPA                                               700                                7,504
Mediaset SPA                                                   24,500                              121,029
Mediobanca Banca Di Credito                                    10,170                               71,432
Montedison SPA                                                 97,060                               79,903
Montedison SPA-RNC                                             20,000                               11,351
Olivetti Group*                                                37,312                               20,934


              See accompanying notes to the financial statements.             14

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
ITALY - (CONTINUED)
Olvetti Group Preferred *                                         256                 $                231
Parmalat Finanziaria SPA                                       23,700                               34,277
Pirelli SPA                                                    31,600                               78,883
RAS SPA - RNC                                                   4,000                               25,219
RAS SPA                                                         6,150                               57,239
Rinascente-Rights                                               2,000                               15,202
Rinascente-Warrants                                               100                                  122
SAI                                                             1,600                               16,199
Sirti SPA                                                       3,800                               22,955
Snia BPD SPA                                                   14,600                               14,494
Telecom Italia Mobile                                         110,400                              445,228
Telecom Italia Mobile - RNC                                    34,000                               74,273
Telecom Italia SPA                                             67,556                              421,697
Telecom Italia SPA - RNC                                       19,884                               78,060
                                                                                      ---------------------
                                                                                                 4,078,035           15.7%
                                                                                      ---------------------
JAPAN
Aida Engineering Limited                                        6,000                               25,374
Amada Co., Ltd                                                  3,000                               15,060
Asahi Bank Ltd                                                  4,000                               16,916
Asahi Chemical Industry Co. Ltd                                   100                                  431
Asahi Glass Co., Ltd                                            7,000                               44,679
ASICS Corp. *                                                  22,000                               20,675
Chiyoda Corp. *                                                13,000                               21,991
Chiyoda Fire & Marine Insurance Co                              7,350                               21,931
Citizen Watch Co., Ltd                                          5,000                               31,522
Dai Nippon Printing Co. Ltd                                     2,200                               43,590
Daido Steel Co                                                    800                                1,178
Dai-Ichi Kangyo Bank                                              790                                6,187
Daito Trust Construction                                        4,000                               25,813
Dai-Tokyo Fire & Marine Insurance                               5,000                               19,187
Daiwa House Industry                                            1,600                               12,906
Daiwa Kosho Lease Co. Ltd                                      14,000                               71,157
Daiwa Securities                                                5,000                               17,425
Fuji Bank                                                      10,100                               54,182
Fuji Photo Film                                                 1,800                               64,704
Fujita Corp                                                    31,000                               11,653
Fujitsu Ltd                                                     4,200                               47,036
Gakken 9470                                                    15,000                               30,778
Green Cross *                                                  11,000                               30,323
Gunze Ltd                                                      20,000                               48,085
Hitachi Seisakusho Ltd                                         21,100                              149,546
Honda Motor Co., Ltd                                            1,000                               36,181
Inax                                                            3,000                               10,901
Industrial Bank of Japan                                        7,800                               69,637
Ito-Yokado Co., Ltd                                             1,000                               45,109
Iwatani International Corp                                         40                                   95
Joyo Bank                                                         680                                2,727
JUSCO Co                                                        1,000                               16,759
Kamigumi Co. Ltd                                               10,000                               39,862


              See accompanying notes to the financial statements.             16

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
JAPAN - (CONTINUED)
Kansai Electric Power                                           6,900                 $            117,261
Kawasaki Steel                                                    400                                  658
Kirin Brewery Co. Ltd                                          14,000                              107,777
Komatsu Ltd                                                    10,400                               62,389
Kyocera Corp                                                      700                               33,769
Kyudenko Co., Ltd                                               7,000                               37,059
Long Term Credit Bank of Japan                                  5,000                                8,419
Maeda Corp                                                      7,000                               21,654
Maeda Road Construction Co                                      2,000                               10,040
Marubeni Corp                                                  11,000                               27,481
Marudai Food Co. Ltd                                           22,800                               51,067
Matsushita Electric Industries                                 13,600                              211,951
Mitsubishi Corp                                                11,000                               85,802
Mitsubishi Electric                                            10,000                               27,645
Mitsubishi Heavy                                               16,300                               64,082
Mitsubishi Oil Co.                                             10,000                               22,320
Mitsubishi Paper Mills                                         12,000                               24,622
Mitsubishi Steel *                                             19,000                               25,742
Mitsubishi Trust                                                3,000                               39,940
Mitsui Marine & Fire Insurance                                    400                                1,974
Mitsui Trust & Banking                                            400                                  674
Mizuno Corp                                                    11,000                               39,972
Mori Seiki                                                      4,000                               43,543
Nagoya Railroad Co. Ltd                                        10,000                               35,163
NEC Corporation                                                 2,000                               21,145
Nichido Fire & Marine Insurance                                    50                                  262
Nichiei Fudosan                                                 8,000                                6,892
Nikon Corp                                                      2,000                               22,241
Nippon Beet Sugar Manufacturing Co., Ltd                       13,000                               23,314
Nippon Chemical Industrial Co., Ltd                            16,000                               52,627
Nippon Hodo                                                     2,000                                8,145
Nippon Light Metal Co                                             600                                1,132
Nippon Metal Industry Co. Ltd                                  25,000                               35,046
Nippon Oil Co                                                  17,200                               59,942
Nippon Sheet Glass Co. Ltd                                     23,000                               45,031
Nippon Shinpan Co                                               4,000                                4,856
Nippon Steel Corp                                              38,900                               71,896
Nippon Telegraph & Telephone Corp                                  28                              230,245
Nippon Yakin Kogyo *                                           16,000                               14,159
Nishi-Nippon Bank                                               5,000                               15,428
Nissan Motors                                                  37,000                              160,819
Nisshin Oil Mills Ltd                                           8,000                               22,931
Nisshinbo Industries Inc                                        7,000                               39,909
Nomura Securities Co. Ltd                                       5,000                               61,869
Ohbayashi-Gumi Corp                                             9,000                               42,290
Ono Pharmaceutical Co                                           2,000                               51,688
Orient Corp                                                     6,000                               11,136
Pioneer Electronic Corp                                         2,000                               34,772


              See accompanying notes to the financial statements.             17

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
JAPAN - (CONTINUED)
Sakura Bank Ltd                                                14,400                 $             50,297
Sanyo Electric Co. Ltd                                         28,000                               78,941
Seino Transportation Co. Ltd                                    3,000                               19,148
Sekisui House Ltd                                               8,000                               57,514
Seven Eleven Japan Ltd                                            100                                6,931
Sharp Corp                                                      3,000                               20,064
Snow Brand Milk Product Co. Ltd                                 7,000                               17,981
Sumitomo Bank (a)                                              12,693                              161,036
Sumitomo Corp                                                  17,000                              107,174
SXL Corp                                                        4,000                               10,901
Teijin Limited                                                  9,000                               23,612
Tekken Corp                                                    12,000                               17,668
The Bank of Tokyo Mitsubishi                                   16,400                              237,607
Tohoku Electric Power Co., Inc                                  7,000                              105,803
Tokai Bank                                                     10,200                               54,718
Tokio Marine & Fire Insurance                                   3,000                               28,428
Tokyo Electric Power Co. Inc                                    8,000                              143,472
Tokyo Steel Manufacturing                                       9,000                               54,624
Toshiba Corporation                                             5,000                               22,476
Toyo Engineering                                               17,000                               21,701
Toyo Exterior                                                   5,000                               36,221
Toyo Kanetsu                                                   30,000                               21,615
Toyo Seikan Kaisha                                              5,000                               83,405
Toyo Trust & Banking                                            6,000                               39,236
Toyobo Co., Ltd                                                   800                                1,222
Toyota Motor Co                                                 9,986                              287,795
UBE Industries Ltd                                                400                                  720
Uniden Corp                                                     2,000                               20,362
Yamaha Corp                                                     2,000                               28,037
Yasuda Trust & Banking                                         15,000                               12,804
                                                                                      ---------------------
                                                                                                 4,963,892           19.1%
                                                                                      ---------------------
KOREA
Korea Fund, Inc (a)                                            14,700                              101,981            0.4%
                                                                                      ---------------------

MEXICO
Alfa SA A                                                         692                                5,207
Cemex SA B                                                      1,475                                7,273
Cifra Sa De Cv A                                                2,031                                4,045
Cifra Sa De Cv B                                                3,400                                7,161
Empressa La Moderna                                             1,700                                8,341
Fomento Economico Mexicano                                        700                                5,795
Grupo Financiero Banamex B                                        300                                  661
Grupo Financiero Banamex L                                         25                                   49
Grupo Financiero Bancomer  B                                    7,800                                4,435
Grupo Financiero Bancomer L                                       289                                  113
Grupo Industrial Bimbo A                                        1,000                                8,218
Grupo Mexico SA Series B                                        1,000                                3,823
Grupo Modelo SA                                                 1,000                                8,486
Grupo Televisa SA                                                 500                                9,326
Kimberly Clark                                                  1,500                                6,702
Telefonos de Mexico                                            10,400                               25,957
                                                                                      ---------------------
                                                                                                   105,592            0.4%
                                                                                      ---------------------

              See accompanying notes to the financial statements.             18

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND
Brierley Investments Ltd                                        8,950                 $              6,350
Carter Holt Harvey Ltd                                          5,800                                8,409
Fisher & Paykel Industries Ltd                                    450                                1,438
Fletcher Challenge Energy                                         350                                1,425
Fletcher Challenge Ltd                                            250                                  730
Fletcher Challenge Paper                                          600                                  766
Fletcher Forestry Shares                                        6,170                                5,672
Lion Nathan Ltd                                                 1,950                                4,620
Telecom Corp. of New Zealand                                    6,000                               30,798
                                                                                      ---------------------
                                                                                                    60,208            0.2%
                                                                                      ---------------------
NORWAY
Aker ASA A                                                      2,450                               43,240
Aker ASA B                                                        490                                7,627
Bergesen dy ASA A                                               2,800                               71,791
Bergesen dy ASA B                                               1,200                               30,351
Bona Shipholding Ltd. *                                           113                                1,413
Christiania Bank Og Kreditkasse                                26,600                               95,741
Dyno Industrier ASA                                             1,400                               27,238
Elkem ASA                                                       2,600                               36,854
Hafslund Nycomed ASA A                                          3,700                               22,110
Hafslund Nycomed ASA B                                          3,000                               14,175
Kvaerner ASA A                                                    600                               27,349
Kvaerner ASA B                                                  1,800                               88,801
Leif Hoegh & Co. ASA                                            1,600                               31,351
Norsk Hydro                                                    11,000                              566,364
Norske Skogindustrier ASA A                                     1,250                               38,216
Nycomed ASA A                                                   3,400                               88,120
Nycomed ASA B                                                   2,400                               60,034
Orkla ASA A                                                     1,875                              161,550
Orkla ASA B                                                       550                               42,420
Petroleum Geo-Services ASA *                                    1,700                              109,382
Storebrand ASA *                                               13,150                               89,361
                                                                                      ---------------------
                                                                                                 1,653,488            6.4%
                                                                                      ---------------------
PHILIPPINES
Ayala Land Inc                                                 50,312                               19,794
C&P Homes, Inc                                                 55,000                                3,462
Filinvest Land Inc                                             68,600                                3,023
Manila Electric                                                 6,255                               21,655
Metro Pacifc Corp                                              99,750                                5,708
Metropolitan Bank & Trust Co                                    4,200                               34,249
Petron Corp                                                   180,470                               17,040
Philippine Long Distance Telephone                              2,200                               52,876
Philippine National Bank                                        2,475                                6,126
San Miquel Corp                                                11,240                               13,990
Prime Holdings                                                148,000                               23,290
                                                                                      ---------------------
                                                                                                   201,213            0.8%
                                                                                      ---------------------
PORTUGAL
Banco Comercial Portugues SA                                    1,250                               26,349
Banco Espirito Santo                                              750                               21,089
Banco Portuguese de Invest SA                                     600                               13,330


              See accompanying notes to the financial statements.             19

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - (CONTINUED)
Banco Totta & Acores                                              645                 $             12,165
Cimentos De Portugal SA                                           700                               17,722
EDP-Electricidade de Portugal SA                                2,900                               52,589
Jeronimo Martins                                                  625                               19,745
Portugal Telecom                                                1,500                               69,063
Sonae Industria E Investimento                                    350                               13,076
                                                                                      ---------------------
                                                                                                   245,128            0.9%
                                                                                      ---------------------
SINGAPORE
United Overseas Bank                                                1                                    6            0.0%
                                                                                      ---------------------

SOUTH AFRICA
Amalgamated Banks of South Africa                               1,500                                9,232
Anglo American Industrial Corp. Ltd                               350                                9,222
Barlow Ltd                                                        750                                7,133
De Beers Centenary AG                                           1,050                               22,046
Driefontein                                                       500                                3,407
First National Bank                                             1,450                               12,238
Imperial Holdings Ltd                                             650                                8,122
Investec Group Ltd                                                300                               11,931
Liberty Life Association of Africa                                425                               10,761
Nedcor Ltd                                                        450                               10,189
Rembrandt Group Limited                                         1,400                               10,735
Rustenburg Platinum Holdings Ltd                                  550                                8,570
Sasol Limited                                                   1,700                               17,129
South African Breweries Ltd                                       875                               21,434
Tiger Oats Limited                                                800                               11,363
Vaal Reefs Exploration & Mining                                   100                                3,458
                                                                                      ---------------------
                                                                                                   176,970            0.7%
                                                                                      ---------------------
SPAIN
Acerinox SA                                                       200                               31,240
Alba Corp. Finance                                                250                               26,983
Argentaria SA                                                   2,100                              130,221
Autopistas Concesionaria Espanola Accion                        4,100                               54,696
Banco Bilbao Vizcaya SA                                        10,650                              321,635
Banco Central Hispanoamericano                                  5,600                              107,367
Banco Santander A                                               7,900                              238,848
Corporacion Mapfre                                                500                               24,402
Dragados Y Construcciones                                       1,000                               21,251
Ebro Agricolas                                                    900                               15,566
Empresa Nacional de Electricidad                               17,100                              321,549
Fomento De Construction Y Contractors                           1,000                               39,619
Gas Natural SDG SA                                              2,500                              123,684
General De Aguas D'Barcelona                                      750                               30,770
General De Aguas D'Barcelona-Rights                               750                                  353
Iberdrola SA (a)                                               14,900                              190,283
Inmobil Metro Vasco-Central                                       500                               21,553
Prosegur Compania Securidad                                     1,200                               11,986
Repsol SA                                                       4,650                              201,063
Tabacalera Spani                                                  600                               45,814


              See accompanying notes to the financial statements.             20

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                                              SHARE                             MARKET          PERCENT OF
   DESCRIPTION                                               AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
SPAIN - (CONTINUED)
Telefonica de Espana                                           15,025                 $            433,113
Union Electrica Fenosa SA                                       5,100                               51,113
Vallehermoso SA                                                   800                               23,463
Zardoya Otis                                                      200                               23,262
                                                                                      ---------------------
                                                                                                 2,489,834            9.6%
                                                                                      ---------------------
THAILAND
Advance Argo PCL - Rights                                         430                                   63
Advance Argo PCL *                                              4,300                                3,799
Bangkok Bank Co. Ltd                                            6,900                               20,319
Bangkok Expressway PCL *                                        9,000                                5,963
Bank of Ayudhya PCL                                             6,500                                4,426
Charoen Pokphand Feedmill                                         100                                  113
Electricity Generating PCL                                      4,000                                7,607
Industrial Finance Corp.                                        3,300                                1,620
Land & House PCL                                                2,200                                  661
Phatra Thanakit Co                                              2,400                                1,413
PTT Exploration & Production PCL                                3,000                               32,834
Shinawatra Computer Co                                          1,100                                3,968
Siam Cement Co. Ltd                                             1,350                               10,469
Siam Commercial Bank Co. Ltd                                    3,200                                5,183
TelecomAsia Corp. PCL *                                        22,400                                7,009
Thai Farmers Bank PCL-Foreign                                   5,700                               14,267
Thai Farmers Bank PCL                                           2,100                                3,762
Thai Petrochemical Industry PCL                                22,000                                3,293
Thai Telephone & Telecom  *                                     5,000                                  638
United Communication                                            1,300                                  702
                                                                                      ---------------------
                                                                                                   128,109            0.5%
                                                                                      ---------------------
TURKEY
Aksa Akrilik Kimya Sanayii                                    137,652                               10,727
Arcelik AS                                                     92,124                                8,120
Brisa Bridgestone Sabanci                                      10,000                                5,059
Cimsa                                                          15,000                                2,644
Cukurova Elektrik                                               4,200                                8,048
Ege Biracilik Ve Malt Sanay                                    53,272                                5,444
Eregli Demir Ve Celik Fabrik                                   63,325                                8,413
Migros                                                         14,000                               13,235
Netas Telekomunik *                                            31,000                               12,197
Otosan Otomobil                                                14,400                               11,221
Tofas Otomobil Fabrik                                         128,000                                7,031
Trakya Cam Sanayii SA                                          74,904                                5,167
Turkiye Garanti Bankasi AS                                    386,944                               20,761
Turkiye Is Bankasi AS C                                       508,520                               55,217
Yapi Ve Kredi Bankasi AS                                      576,000                               17,954
                                                                                      ---------------------
                                                                                                   191,238            0.7%
                                                                                      ------------------------------------
TOTAL  COMMON STOCK (Cost $26,864,950)                                                          25,935,908           99.9%
                                                                                      ------------------------------------

              See accompanying notes to the financial statements.             21

PANAGORA INTERNATIONAL EQUITY FUND

NOVEMBER 30, 1997 (UNAUDITED)

                                            MATURITY          FACE                             MARKET          PERCENT OF
   DESCRIPTION               RATE             DATE           AMOUNT                         VALUE (NOTE 1)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Bank of Ireland              5.500%         12/01/97        2,016,534                 $          2,016,534            7.7%
                                                                                      ------------------------------------


TOTAL INVESTMENTS  (Cost $28,881,484)                                                           27,952,442          107.6%

Excess of Liabilities over Other Assets                                                         (1,982,460)          -7.6%
                                                                                      ------------------------------------

NET ASSETS                                                                            $         25,969,982          100.0%
                                                                                      ====================================


NOTES TO PORTFOLIO OF INVESTMENTS

ADR  American Depository Receipt
(a)  All or a portion of this security is on loan.
 *   Non-income producing security.



              See accompanying notes to the financial statements.             22

PANAGORA INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
NOVEMBER 30, 1997 (UNAUDITED)

   Settlement                                           Units of            In Exchange for          Appreciation
      Date                Deliver/Receive               Currency           (in U.S. Dollars)        (Depreciation)
-----------------    --------------------------    -------------------   ----------------------   -------------------
Contracts to buy currency:

    01/07/98         Spanish Peseta                         6,418,720    $              43,074    $             (884)

    01/07/98         French Franc                             548,445                   93,105                (1,781)

    01/07/98         Italian Lira                         442,410,660                  255,907                (4,772)

                                                                                                  ===================
                                                                                                  $           (7,437)
                                                                                                  ===================

Contracts to sell currency:

    01/07/98         Spanish Peseta                         6,418,720    $              43,074    $              927

    01/07/98         French Franc                             548,445                   93,105                 1,895

    01/07/98         Italian Lira                         442,410,660                  255,907                 5,092

                                                                                                  ===================
                                                                                                  $            7,914
                                                                                                  ===================

              See accompanying notes to the financial statements.             23

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

=================================================================================================================================

                                                                                        ASSET                  INTERNATIONAL
                                                                                      ALLOCATION                   EQUITY
                                                                                         FUND                       FUND
                                                                                -----------------------     ---------------------
ASSETS:

         Investments, at value * (Note 1) - Including investments in
            Repurchase agreements of $9,045,576 for the Asset Allocation
             Fund. (see accompanying portfolios)                                           $35,217,030               $27,952,442
         Cash                                                                                5,507,661                         -
         Foreign currency, at value**                                                                -                    61,418
         Receivable from:
           Securities sold                                                                           -                   108,933
           Investment Advisor                                                                        -                     1,011
           Dividends and interest                                                              217,435                    51,684
           Variation margin on open futures contracts (Note 6)                                     525                         -
           Unrealized gain on forward foreign currency contracts (Note 6)                            -                       477
         Unamortized organization costs (Note 5)                                                 2,153                     2,240

                                                                                -----------------------     ---------------------
           Total assets                                                                     40,944,804                28,178,205
                                                                                -----------------------     ---------------------


LIABILITIES:
         Payable for:
           Securities purchased                                                                      -                   138,586
           Investment advisory fees (Note 2)                                                    38,160                         -
         Payable upon return of securities loaned (Note 1)                                   3,148,381                 2,016,534
         Accrued expenses and other liabilities                                                 58,417                    53,103

                                                                                -----------------------     ---------------------
         Total Liabilities                                                                   3,244,958                 2,208,223
                                                                                -----------------------     ---------------------



NET ASSETS                                                                                 $37,699,846               $25,969,982
                                                                                =======================     =====================

NET ASSETS CONSIST OF:
         Paid-in capital                                                                   $34,467,592               $24,738,757
         Undistributed net investment income                                                   903,929                  (429,935)
         Accumulated net realized gain on investments,
            closed futures contracts and foreign currency transactions                       1,179,193                 2,672,620
         Net unrealized appreciation (depreciation) on investments,
            open futures contracts, and net other assets                                     1,149,132                (1,011,460)
                                                                                -----------------------     ---------------------

NET ASSETS                                                                                 $37,699,846               $25,969,982
                                                                                =======================     =====================


NUMBER OF FUND SHARES ISSUED AND OUTSTANDING (NOTE 4)                                        2,808,484                 2,322,435
                                                                                =======================     =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
      BENEFICIAL INTEREST OUTSTANDING                                                           $13.42                    $11.18
                                                                                =======================     =====================





 * Cost of investments                                                                     $33,848,669               $28,881,484
 ** Cost of foreign currency                                                                         -                   $73,929


              See accompanying notes to the financial statements.             24

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)


==================================================================================================================================

                                                                                     ASSET                     INTERNATIONAL
                                                                                   ALLOCATION                     EQUITY
                                                                                      FUND                         FUND
                                                                              ---------------------       ------------------------
INVESTMENT INCOME:
         Dividends (net of foreign withholding taxes *)                                   $126,940                       $188,163
         Interest                                                                          635,878                          8,301
                                                                              ---------------------       ------------------------
             Total investment income                                                       762,818                        196,464
                                                                              ---------------------       ------------------------

EXPENSES:
         Investment Advisory fees (Note 2)                                                 110,518                        109,924
         Custody, transfer agent and administration fees                                    60,691                        113,252
         Audit and legal fees                                                               20,587                         18,579
         Registration and filing fees                                                        4,693                          4,398
         Trustees' fees and expenses (Note 2)                                                6,257                          6,256
         Amortization of organization costs (Note 5)                                         2,078                          2,069
         Other                                                                               2,237                          2,335
                                                                              ---------------------       ------------------------
                Total operating expenses                                                   207,061                        256,813
                Less expenses waived or reimbursed by the Advisor (Note 2)                 (41,297)                      (105,668)
                                                                              ---------------------       ------------------------
                Net expenses                                                               165,764                        151,145

NET INVESTMENT INCOME                                                                      597,054                         45,319
                                                                              ---------------------       ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
         Net realized gain (loss) on:
            Security transactions                                                        2,205,151                        647,011
            Closed futures contracts                                                    (2,426,692)                       (22,771)
            Foreign currency related transactions                                                -                        (21,989)
                                                                              ---------------------       ------------------------
              Net realized gain (loss)                                                    (221,541)                       602,251
                                                                              ---------------------       ------------------------
         Net change in unrealized appreciation (depreciation) of:
            Securities                                                                     528,172                     (1,602,268)
            Open futures contracts                                                       1,050,540                              -
            Foreign currency and net other assets                                                -                        (73,215)
                                                                                                          ------------------------
                                                                              ---------------------
              Net unrealized appreciation (depreciation) during the period               1,578,712                     (1,675,483)
                                                                              ---------------------       ------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                                  1,357,171                     (1,073,232)
                                                                              ---------------------       ------------------------

NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                                                      $1,954,225                    ($1,027,913)
                                                                              =====================       ========================


* Net of foreign taxes withheld of:                                                         $1,429                        $21,897


              See accompanying notes to the financial statements.             25

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA ASSET ALLOCATION FUND

=================================================================================================================================

                                                                                      SIX MONTHS ENDED
                                                                                      NOVEMBER 30, 1997             YEAR ENDED
                                                                                         (UNAUDITED)               MAY 31, 1997
                                                                                    -------------------         -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS:
         Net investment income                                                                $597,054                  $435,034
         Net realized gain (loss) on investments and closed futures contracts                 (221,541)                1,586,359
         Net change in unrealized appreciation (depreciation) on
           investments and open futures contracts                                            1,578,712                (1,291,818)
                                                                                    -------------------         -----------------
         Net increase in net assets resulting from operations                                1,954,225                   729,575
                                                                                    -------------------         -----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                  -                       (250,562)
         Net realized gains                                                                     -                       (642,586)
                                                                                    -------------------         -----------------

         Total distributions to shareholders                                                    -                       (893,148)
                                                                                    -------------------         -----------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                          751,361                26,580,724
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                               -                        893,148
         Cost of shares repurchased                                                         (1,086,662)               (1,168,381)
                                                                                    -------------------         -----------------

         Net increase in net assets resulting from
            Fund share transactions                                                           (335,301)               26,305,491
                                                                                    -------------------         -----------------

TOTAL INCREASE IN NET ASSETS                                                                 1,618,924                26,141,918

NET ASSETS:
         Beginning of year                                                                  36,080,922                 9,939,004
                                                                                    -------------------         -----------------

         End of year *                                                                     $37,699,846               $36,080,922
                                                                                    ===================         =================




*  Including undistributed net
         investment income of:                                                                $903,929                  $306,875



              See accompanying notes to the financial statements.             26

THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA INTERNATIONAL EQUITY FUND

================================================================================================================================


                                                                                 SIX MONTHS ENDED
                                                                                 NOVEMBER 30, 1997                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                                             (UNAUDITED)                  MAY 31, 1997
                                                                                 ------------------            -----------------
OPERATIONS:
         Net investment income                                                             $45,319                     $346,895
         Net realized gain on investments, closed futures
            contracts, and foreign currency transactions                                   602,251                    1,906,835
         Net change in unrealized (depreciation) on
            investments, open futures contracts, forward currency contracts,
            and net other assets                                                        (1,675,483)                    (570,365)
                                                                                 ------------------            -----------------
         Net increase (decrease) in net assets resulting from operations                (1,027,913)                   1,683,365
                                                                                 ------------------            -----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                 -                       (168,571)
         In excess of net investment income                                                    -                            -
         Net realized gains                                                                    -                       (611,080)
                                                                                 ------------------            -----------------

         Total distributions to shareholders                                                   -                       (779,651)
                                                                                 ------------------            -----------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                    1,515,910                    6,251,105
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                              -                        774,541
         Cost of shares repurchased                                                     (1,013,917)                  (3,601,335)
                                                                                 ------------------            -----------------

         Net increase in net assets resulting from
            Fund share transactions                                                        501,993                    3,424,311
                                                                                 ------------------            -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (525,920)                   4,328,025

NET ASSETS:
         Beginning of period                                                            26,495,902                   22,167,877
                                                                                 ------------------            -----------------

         End of period *                                                               $25,969,982                  $26,495,902
                                                                                 ==================            =================




* Including distributions in excess of net investment income                             ($429,935)                   ($475,254)

              See accompanying notes to the financial statements.             27

The PanAgora Institutional Funds
Financial Highlights
PanAgora Asset Allocation Fund

====================================================================================================================================

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       SIX MONTHS ENDED
                                                       NOVEMBER 30, 1997    YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          (UNAUDITED)      MAY 31, 1997    MAY 31, 1996  MAY 31, 1995  MAY 31, 1994*
                                                       -----------------   ------------    ------------  ------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD:                            $12.73         $12.24         $11.26        $10.01         $10.00
                                                       -----------------   ------------    -----------   -----------   ------------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                          0.20           0.29           0.28          0.22           0.14
    Net realized and unrealized gain on investments                0.49           1.23           1.97          1.18           0.02
                                                       -----------------   ------------    -----------   -----------   ------------

      Total from investment operations                             0.69           1.52           2.25          1.40           0.16
                                                       -----------------   ------------    -----------   -----------   ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                             -          (0.29)         (0.27)        (0.15)         (0.10)
    Net realized gains                                                -          (0.74)         (1.00)         -             (0.05)
                                                       -----------------   ------------    -----------   -----------   ------------
      Total distributions                                             -          (1.03)         (1.27)        (0.15)         (0.15)
                                                       -----------------   ------------    -----------   -----------   ------------

NET ASSET VALUE, END OF PERIOD:                                  $13.42         $12.73         $12.24        $11.26         $10.01
                                                       =================   ============    ===========   ===========   ============

TOTAL RETURN                                                       5.42%         12.68%         21.05%        14.13%          1.63%
                                                       =================   ============    ===========   ===========   ============

RATIOS / SUPPLEMENTAL DATA:

    Net assets, end of period (000's)                          $37,700        $36,081         $9,939        $7,289         $2,871
    Net expenses to average daily net assets                      0.90%**        0.90%          0.90%         0.90%          0.90%
    Net investment income to average daily
      net assets                                                  3.24%**        2.62%          2.41%         2.46%          2.08%
    Portfolio turnover rate                                         33%           106%            59%           77%            50%
    Average commission rate paid (1)                            $0.035         $0.049         $0.040            -             -

     Effect of voluntary expense limitation
       during the period:
          Per share benefit to net investment
            income                                               $0.01          $0.07          $0.15         $0.19          $0.53

     Ratios before expense limitation:
          Expenses to average daily net assets                    1.12%**        1.62%          2.21%         3.07%          8.96%
          Net investment income (loss) to average
            daily net assets                                      3.02%**        1.90%          1.10%         0.28%         (5.98%)






         *   The Fund commenced operations on June 1, 1993.
         **  Annualized

         (1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

              See accompanying notes to the financial statements.             28

THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA INTERNATIONAL EQUITY FUND

====================================================================================================================================

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       SIX MONTHS ENDED
                                                       NOVEMBER 30, 1997    YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          (UNAUDITED)      MAY 31, 1997    MAY 31, 1996  MAY 31, 1995  MAY 31, 1994*
                                                       -----------------   ------------    ------------  ------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD:                            $11.62          $11.22         $10.62        $10.75        $10.00
                                                       -----------------   -------------   ------------  ------------  ------------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                   0.02           (0.05)         (0.01)         0.33          0.11
    Net realized and unrealized gain on investments               (0.46)           0.77           0.81          0.19          0.89
                                                       -----------------   -------------   ------------  ------------  ------------

      Total from investment operations                            (0.44)           0.72           0.80          0.52          1.00
                                                       -----------------   -------------   ------------  ------------  ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                        -           (0.07)             -         (0.13)        (0.03)
    In excess of net investment income                                -               -          (0.20)        (0.06)        (0.22)
    From net realized gains                                           -           (0.25)             -         (0.27)         -
    In excess of net realized gains                                   -               -              -         (0.19)         -
                                                       -----------------   -------------   ------------  ------------  ------------
      Total distributions                                             -           (0.32)         (0.20)        (0.65)        (0.25)
                                                       -----------------   -------------   ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD:                                  $11.18          $11.62         $11.22        $10.62        $10.75
                                                       =================   =============   ============  ============  ============

TOTAL RETURN                                                      -3.79%           6.51%          7.62%         5.09%        10.12%
                                                       =================   =============   ============  ============  ============

RATIOS / SUPPLEMENTAL DATA:

    Net assets, end of period (000's)                           $25,970         $26,496        $22,168       $17,960       $14,955
    Net operating expenses to average daily net assets             1.10%**         1.10%          1.10%         1.10%         1.10%
    Interest expenses to average daily net assets                     -            0.02%             -             -             -
    Net investment income to average daily net assets              0.33%**         1.45%          1.24%         1.39%         0.93%
    Portfolio turnover rate                                          24%             41%            67%          218%          160%
    Average commission rate paid (1)                             $0.005          $0.001         $0.002             -             -

    Effect of voluntary expense limitation during the period:
      Per share benefit  to net investment income                 $0.05           $0.03          $0.10         $0.41         $0.16

    Ratios before expense limitation:
      Expenses to average daily net assets                         1.88%**         1.94%          2.17%         2.85%         2.42%
      Net investment income (loss) to average daily net assets    -0.45%**         0.61%          0.17%        (0.36%)       (0.39%)



         * The Fund commenced operations on June 1, 1993.
         ** Annualized

         (1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


              See accompanying notes to the financial statements.             29

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     The PanAgora Institutional Funds (the "Trust"), formerly the PanAgora Funds, was organized under the laws of the Commonwealth of Massachusetts on January 27, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of two separately managed investment series: PanAgora Asset Allocation Fund and PanAgora International Equity Fund, (the "Funds"). Both of the Funds commenced operations on June 1, 1993.

     The Funds' investment objective is to maximize total return, consisting of capital appreciation and current income. In order to achieve its investment objective, the PanAgora Asset Allocation Fund actively allocates its assets among U.S. equity securities, fixed income securities, cash and cash equivalents and the PanAgora International Equity Fund actively allocates its assets among international equity markets.

1.   SIGNIFICANT ACCOUNTING POLICIES
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

     PORTFOLIO VALUATION
     Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, securities are valued at the mean between the closing bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents selected by the Board of Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities whose market value does not, in the Advisor's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Trustees.

     REPURCHASE AGREEMENTS
     Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     REPURCHASE AGREEMENTS - CONTINUED
     the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FUTURES CONTRACTS
     The Funds will engage in futures transactions only for bona fide hedging and non-hedging purposes as defined in regulations of the Commodity Futures Trading Commission. Upon entering into a futures contract, each Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract.

     Futures contracts are marked-to-market daily and the daily changes in the value of the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instrument or index, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FOREIGN CURRENCY
     The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

     The Funds do not isolate that portion of the results of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     FORWARD FOREIGN CURRENCY CONTRACTS
     The PanAgora International Equity Fund may enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITY LENDING
     The Funds may lend its securities to brokers, dealers and other financial organizations. The loans are collateralized at all times with cash. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities. As of November 30, 1997, the PanAgora Asset Allocation Fund and the PanAgora International Equity Fund loaned securities having a market value of $3,054,834 and $1,934,646, respectively, collateralized by cash in the amount of $3,148,381 and $2,016,534, respectively, which was invested in short-term investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. Permanent differences relating to shareholder distributions will result in reclassifications to paid-in capital.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     FEDERAL INCOME TAXES
     It is the policy of the Funds to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

  2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with PanAgora Asset Management, Inc. ("PanAgora"). Under the Advisory Agreement, the Trust, on behalf of each Fund, pays a monthly fee at an annual rate of the value of each Fund's average daily net assets as follows:

             PanAgora Asset Allocation Fund                   0.60%
             PanAgora International Equity Fund               0.80%

     PanAgora has agreed to voluntarily waive and reimburse a portion or all of its respective fees and expenses of the Asset Allocation Fund and International Equity Fund to the extent that the Funds' total annual expenses exceed 0.90% or 1.10% of their average daily net assets, respectively.

     PanAgora has agreed to pay to Funds Distributor, Inc., the Trust's distributor, as compensation for certain distribution services rendered to the Trust, a monthly fee at the annual rate of 0.03% of the value of the average daily net assets of each Fund. The minimum fee, with respect to both funds, is $15,000 per year. The Funds do not pay any fees to Funds Distributor, Inc.


     The Trust has entered into Administration, Custodian and Transfer Agency and Service Agreements with Investors Bank & Trust Company ("Investors Bank").

     No officer, director or employee of PanAgora, Investors Bank or any parent or subsidiary of those corporations receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not an officer, director, or employee of PanAgora and their affiliates or Investors Bank $5,000 per annum plus $1,000 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

3.  INVESTMENT TRANSACTIONS

     Costs of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended November 30, 1997 were as follows:

                                                                Purchases                 Sales
                                                             -----------------       -----------------
             PanAgora Asset Allocation Fund                $        8,188,033      $       15,267,771
             PanAgora International Equity Fund                     8,829,317               6,621,073

     The Asset Allocation Fund's purchases and sales include U.S. Government security purchases and sales of $ 4,153,962 and $ 381,328, respectively.

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

     3.  INVESTMENT TRANSACTIONS- CONTINUED


     At November 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                                     TAX BASIS          TAX BASIS
                                                     UNREALIZED         UNREALIZED        NET UNREALIZED
                                                    APPRECIATION       DEPRECIATION        APPRECIATION
                                                    ------------       ------------       --------------
    PanAgora Asset Allocation Fund                  $  1,670,532       $   (302,171)      $    1,368,361
    PanAgora International Equity Fund                 3,292,161         (4,221,203)            (929,042)


4.   SHARES OF BENEFICIAL INTEREST


     For the six months ended November 30, 1997 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                                           Six Months Ended
                                                           November 30, 1997        Year Ended
                                                             (Unaudited)           May 31, 1997
                                                           ----------------      ----------------
PANAGORA ASSET ALLOCATION FUND:
Shares sold                                                         57,569             2,041,903
Shares issued to shareholders in reinvestment of
distributions                                                                             72,614
                                                                         -
Shares repurchased                                                (82,888)              (92,864)
                                                           ----------------      ----------------
Net increase                                                      (25,319)             2,021,653
Fund shares:
   Beginning of  year                                            2,833,803               812,150
                                                           ----------------      ----------------
   End of  year                                                  2,808,484             2,833,803
                                                           ================      ================

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

4.   SHARES OF BENEFICIAL INTEREST - CONTINUED


                                                             Six Months Ended
                                                             November 30, 1997            Year Ended
                                                               (Unaudited)               May 31, 1997
                                                             ----------------          ----------------
PANAGORA INTERNATIONAL EQUITY FUND:
Shares sold                                                          127,884                   562,044
Shares issued to shareholders in reinvestment of
distributions                                                              -                    69,986
Shares repurchased                                                  (86,629)                 (326,221)
                                                             ----------------          ----------------
Net increase                                                          41,255                   305,809
Fund shares:
   Beginning of year                                               2,281,180                 1,975,371
                                                             ----------------          ----------------
   End of year                                                     2,322,435                 2,281,180
                                                             ================          ================


5.   ORGANIZATION COSTS
     Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.   FINANCIAL INSTRUMENTS

     The Funds may purchase financial instruments with off-balance sheet risk in the normal course of its investment activities. The Asset Allocation Fund may invest in futures contracts and the International Equity Fund may invest in forward currency contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of November 30, 1997 the Asset Allocation Fund had open futures contracts for which a summary is included with its portfolio of investments.


7.   CONCENTRATION
     For the six months ended November 30, 1997 a substantial portion of the PanAgora International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign

THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

7.   CONCENTRATION - CONTINUED
     securities may be subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.


8.   BENEFICIAL INTEREST
     At November 30, 1997, PanAgora Asset Management, Inc. and affiliated entities were record owners of 6.42% and 6.00% of the outstanding shares of the PanAgora Asset Allocation Fund and PanAgora International Equity Fund, respectively. Certain other unaffiliated companies were each record owners of more than 10% of the outstanding shares of the Funds as follows.


                                                          UNAFFILIATED COMPANIES
                                                          ----------------------

                                              # of Shareholders              % of Ownership
                                              ---------------------------------------------
PanAgora Asset Allocation Fund                         3                         93.30%

PanAgora International Equity Fund                     3                         92.92%
